Janus Henderson Short Duration Flexible Bond Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 46.0%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 1.1800%, 6.4980%, 9/15/34 (144A)‡	$2,890,000	$2,835,501
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	1,796,616	1,787,456
A&D Mortgage Trust 2023-NQM4 A1, 7.4720%, 9/25/68 (144A)Ç	590,503	599,394
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	324,366	323,401
ACHV ABS Trust 2023-3PL A, 6.6000%, 8/19/30 (144A)	8,791	8,792
ACHV ABS Trust 2023-4CP A, 6.8100%, 11/25/30 (144A)	819,393	820,477
Affirm Asset Securitization Trust 2024-A A, 5.6100%, 2/15/29 (144A)	692,000	692,224
AMCR ABS Trust 2023-1A A, 7.6600%, 1/21/31 (144A)	1,148,665	1,155,537
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	109,550	105,857
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	101,588	97,541
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68 (144A)Ç	339,664	329,650
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	475,240	416,017
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6795%, 7/18/34 (144A)‡	491,000	491,227
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	1,034,022	1,017,694
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	75,956	75,626
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 C,
1.2591%, 7/27/50 (144A)‡	1,350,000	1,104,141
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30 (144A)	2,021,994	2,023,540
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2233%, 4/15/37 (144A)‡	2,387,000	2,396,871
BPR Trust 2023-BRK2 A, 6.8990%, 11/5/28 (144A)‡	1,788,000	1,854,578
BX Commercial Mortgage Trust 2019-MMP C,
CME Term SOFR 1 Month + 1.4940%, 6.8190%, 8/15/36 (144A)‡	2,744,267	2,639,004
BX Commercial Mortgage Trust 2021-21M A,
CME Term SOFR 1 Month + 0.8445%, 6.1695%, 10/15/36 (144A)‡	1,692,686	1,678,418
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	1,598,000	1,592,006
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2405%, 2/15/36 (144A)‡	1,436,901	1,429,672
BX Commercial Mortgage Trust 2021-VOLT F,
CME Term SOFR 1 Month + 2.5145%, 7.8398%, 9/15/36 (144A)‡	3,235,000	3,194,816
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0745%, 4/15/39 (144A)‡	1,637,863	1,618,959
BX Commercial Mortgage Trust 2023-VLT3 A,
CME Term SOFR 1 Month + 1.9400%, 7.2653%, 11/15/28 (144A)‡	1,523,750	1,523,736
BX Commercial Mortgage Trust 2023-VLT3 B,
CME Term SOFR 1 Month + 2.6890%, 8.0143%, 11/15/28 (144A)‡	1,142,633	1,141,207
BX Commercial Mortgage Trust 2024-CNYN A,
CME Term SOFR 1 Month + 1.4419%, 0%, 4/15/29 (144A)‡	2,219,000	2,217,903
CBAM CLO Management 2019-11RA A2,
CME Term SOFR 3 Month + 1.7616%, 7.0794%, 1/20/35 (144A)‡	4,325,000	4,316,614
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9453%, 9/15/38 (144A)‡	1,845,000	1,868,114
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	2,170,457	1,961,784
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	796,368	701,185
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	12,308,912	12,277,518
Chase Auto Credit Linked Notes 2021-1 B, 0.8750%, 9/25/28 (144A)	185,271	183,080
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	206,360	202,228
Chase Mortgage Finance Corp 2020-CL1 M1,
CME Term SOFR 1 Month + 2.3645%, 7.6939%, 10/25/57 (144A)‡	2,798,430	2,800,085
CIFC Funding Ltd 2016-1A BRR,
CME Term SOFR 3 Month + 1.9616%, 7.3735%, 10/21/31 (144A)‡	1,278,000	1,278,184
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.1774%, 1/23/35 (144A)‡	1,432,000	1,431,947
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55 (144A)Ç	636,614	626,725
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3325%, 11/15/37 (144A)‡	3,282,205	3,275,654
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7325%, 11/15/37 (144A)‡	1,683,863	1,679,688
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0825%, 11/15/37 (144A)‡	1,690,744	1,686,460
COLEM Mortgage Trust 2022-HLNE A, 2.4610%, 4/12/42 (144A)‡	4,914,000	4,177,687
Connecticut Avenue Securities Trust 2021-R02 2M1,
US 30 Day Average SOFR + 0.9000%, 6.2204%, 11/25/41 (144A)‡	1,019,477	1,018,174

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 11/25/41 (144A)‡	$4,397,000	$4,422,103
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9704%, 12/25/41 (144A)‡	951,000	951,674
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4704%, 12/25/41 (144A)‡	1,759,000	1,807,152
Connecticut Avenue Securities Trust 2022-R01 1M2,
US 30 Day Average SOFR + 1.9000%, 7.2204%, 12/25/41 (144A)‡	1,997,000	2,010,428
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	1,495,992	1,517,243
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 3/25/42 (144A)‡	654,693	661,757
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2204%, 4/25/42 (144A)‡	1,584,312	1,592,987
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7207%, 12/25/42 (144A)‡	784,817	805,680
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8204%, 4/25/43 (144A)‡	1,706,615	1,733,498
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0204%, 7/25/43 (144A)‡	1,040,854	1,047,304
Connecticut Avenue Securities Trust 2023-R07 2M1,
US 30 Day Average SOFR + 1.9500%, 7.2707%, 9/25/43 (144A)‡	479,079	482,222
Connecticut Avenue Securities Trust 2023-R08 1M1,
US 30 Day Average SOFR + 1.5000%, 6.8204%, 10/25/43 (144A)‡	937,307	941,282
Connecticut Avenue Securities Trust 2024-R01 1M1,
US 30 Day Average SOFR + 1.0500%, 6.3704%, 1/25/44 (144A)‡	832,272	832,366
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	1,206,266	1,203,388
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A,
7.4800%, 3/15/32 (144A)	867,122	877,113
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33 (144A)	1,253,997	1,263,885
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3530%, 5/15/36 (144A)‡	3,693,810	3,692,774
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8030%, 5/15/36 (144A)‡	4,095,810	4,092,058
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4091%, 4/15/26 (144A)‡	1,391,565	1,370,069
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48 (144A)	1,791,000	1,755,932
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49 (144A)	708,449	666,157
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47 (144A)	4,816,560	4,589,290
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	1,548,000	1,581,251
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40 (144A)	1,459,617	1,486,150
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	2,114,000	1,886,331
Diamond Resorts Owner Trust 2021-1A A, 1.5100%, 11/21/33 (144A)	423,104	402,470
Donlen Fleet Lease Funding 2021-2 B, 0.9800%, 12/11/34 (144A)	1,572,000	1,554,894
Donlen Fleet Lease Funding 2021-2 C, 1.2000%, 12/11/34 (144A)	1,471,000	1,449,779
Drive Auto Receivables Trust 2020-1, 2.7000%, 5/17/27	945,294	941,797
DROP Mortgage Trust 2021-FILE A,
CME Term SOFR 1 Month + 1.2645%, 6.5895%, 10/15/43 (144A)‡	3,929,000	3,775,200
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7294%, 4/20/34 (144A)‡	740,000	740,637
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	2,687,000	2,689,939
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	880,888	859,582
Exeter Automobile Receivables Trust 2023-5A A2, 6.2000%, 4/15/26	1,970,474	1,973,162
Exeter Automobile Receivables Trust 2024-1A A2, 5.5300%, 10/15/26	1,863,000	1,860,485
Extended Stay America Trust 2021-ESH E,
CME Term SOFR 1 Month + 2.9645%, 8.2895%, 7/15/38 (144A)‡	3,096,584	3,091,905
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54 (144A)‡	918,000	920,254
First Investors Auto Owner Trust 2022-1A A, 2.0300%, 1/15/27 (144A)	855,332	843,673
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	5,182,044	4,307,383
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 M2,
US 30 Day Average SOFR + 1.8000%, 7.1204%, 1/25/51 (144A)‡	350,352	352,583
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/33 (144A)‡	1,388,264	1,416,276
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5704%, 8/25/33 (144A)‡	1,609,633	1,644,748
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA2 M2,
US 30 Day Average SOFR + 2.0500%, 7.3704%, 12/25/33 (144A)‡	2,576,944	2,606,590
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 3/25/42 (144A)‡	606,036	612,080
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A,
US 30 Day Average SOFR + 2.3000%, 7.6204%, 8/25/42 (144A)‡	648,535	661,349
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4204%, 4/25/43 (144A)‡	1,455,812	1,482,103

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3204%, 6/25/43 (144A)‡	$1,583,801	$1,595,012
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 A1,
US 30 Day Average SOFR + 1.8500%, 7.1704%, 11/25/43 (144A)‡	502,807	508,611
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1,
US 30 Day Average SOFR + 1.8500%, 7.1704%, 11/25/43 (144A)‡	835,010	842,770
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 A1,
US 30 Day Average SOFR + 1.3500%, 6.6704%, 2/25/44 (144A)‡	589,574	590,445
FREED ABS Trust 2022-2CP B, 4.4900%, 5/18/29 (144A)	726,105	725,461
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49 (144A)◊	793,579	738,854
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49 (144A)¤	6,214,700	2,323
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49 (144A)¤	1,996,900	1,067
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	4,518,632	3,789,683
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54 (144A)‡	1,878,508	1,893,392
Gracie Point International Funding 2024-1A A,
US 90 Day Average SOFR + 1.7000%, 7.0576%, 3/1/28 (144A)‡	558,000	559,439
Great Wolf Trust,
CME Term SOFR 1 Month + 1.3485%, 6.6735%, 12/15/36 (144A)‡	1,744,197	1,740,971
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25 (144A)	1,520,000	1,488,467
Hilton Grand Vacations Trust 2020-AA, 2.7400%, 2/25/39 (144A)	1,179,507	1,123,435
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34 (144A)	412,000	384,662
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	472,169	457,705
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	909,812	901,272
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	991,000	966,473
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	2,560,000	2,452,318
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	128,126	127,067
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	1,532,471	1,524,985
Lendbuzz Securitization Trust 2021-1A A, 1.4600%, 6/15/26 (144A)	1,036,263	1,003,576
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	1,213,363	1,189,796
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	2,316,379	2,330,349
Lendbuzz Securitization Trust 2024-1A A2, 6.1900%, 8/15/29 (144A)	2,135,000	2,131,782
LHOME Mortgage Trust 2024-RTL1 A1, 7.0170%, 1/25/29 (144A)Ç	836,000	837,803
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1395%, 3/15/38 (144A)‡	3,554,420	3,515,241
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5395%, 3/15/38 (144A)‡	1,980,685	1,950,289
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6206%, 5/15/39 (144A)‡	2,823,000	2,799,150
Life Financial Services Trust 2022-BMR2 B,
CME Term SOFR 1 Month + 1.7939%, 7.1192%, 5/15/39 (144A)‡	1,059,000	1,043,617
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	2,000,883	2,003,127
Marlette Funding Trust 2023-1A A, 6.0700%, 4/15/33 (144A)	885,829	885,066
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	1,275,000	1,282,775
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5895%, 11/15/38 (144A)‡	2,634,357	2,620,349
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	1,635,909	1,513,983
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	1,748,960	1,436,462
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	1,555,534	1,327,621
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	2,674,000	2,696,954
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2404%, 4/15/38 (144A)‡	2,670,108	2,657,281
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7904%, 4/15/38 (144A)‡	1,507,518	1,496,558
Mission Lane Credit Card Master Trust 2023-A A, 7.2300%, 7/17/28 (144A)	2,136,000	2,137,917
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0673%, 3/15/39 (144A)‡	855,000	851,842
Neuberger Berman CLO Ltd 2019-33A BR,
CME Term SOFR 3 Month + 1.8616%, 7.1756%, 10/16/33 (144A)‡	3,800,000	3,799,859
NMEF Funding LLC 2022-A A2, 2.5800%, 10/16/28 (144A)	923,835	914,595
NRTH PARK Mortgage Trust 2024-PARK A,
CME Term SOFR 1 Month + 1.6413%, 6.9413%, 3/15/41 (144A)‡	2,673,000	2,673,105
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	266,704	256,155
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	428,899	402,095
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	1,048,186	969,949
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	438,349	435,396
Oasis Securitization 2022-2A A, 6.8500%, 10/15/34 (144A)	876,127	875,879
Oasis Securitization 2023-1A A, 7.0000%, 2/15/35 (144A)	2,272,589	2,268,312

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
OCCU Auto Receivables Trust 2023-1A A3, 6.2300%, 6/15/28 (144A)	$1,784,000	$1,799,970
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	1,792,431	1,656,423
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	1,731,851	1,601,141
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,810,756	1,517,493
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	3,619,902	3,024,994
OCP CLO Ltd 2015-10A BR2,
CME Term SOFR 3 Month + 1.9116%, 7.2357%, 1/26/34 (144A)‡	2,686,000	2,685,852
Octagon Investment Partners 48 Ltd 2020-3A BR,
CME Term SOFR 3 Month + 1.8616%, 7.1794%, 10/20/34 (144A)‡	527,000	527,180
Ondeck Asset Securitization Trust LLC 2021-1A A, 1.5900%, 5/17/27 (144A)	1,807,000	1,777,588
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	2,683,786	2,119,633
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	3,631,016	3,043,900
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	1,539,989	1,270,941
Onslow Bay Financial LLC 2024-NQM4 A3, 6.3210%, 1/25/64 (144A)Ç	458,811	458,738
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	197,472	195,295
Pawnee Equipment Receivables 2021-1 A2, 1.1000%, 7/15/27 (144A)	848,779	834,993
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53 (144A)Ç	2,044,917	2,060,914
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	1,540,415	1,247,632
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	1,544,696	1,490,197
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	1,528,872	1,472,737
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	2,210,745	2,168,054
PRP Advisors LLC 2024-RCF2 A1, 0%, 3/25/54 (144A)Ç	700,000	666,246
Rad CLO Ltd 2023-21A C,
CME Term SOFR 3 Month + 2.5500%, 0%, 1/25/33 (144A)‡	2,327,710	2,337,631
Reach Financial LLC 2021-1A B, 2.1700%, 5/15/29 (144A)	2,110,000	2,068,645
Reach Financial LLC 2022-2A A, 6.6300%, 5/15/30 (144A)	137,006	137,058
Reach Financial LLC 2024-1A A, 6.3000%, 2/18/31 (144A)	941,114	943,454
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A,
7.0670%, 8/25/53 (144A)‡	403,752	414,005
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A,
6.7180%, 11/25/53 (144A)‡	1,262,088	1,287,917
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	1,740,697	1,752,916
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1,
6.3060%, 3/25/54 (144A)‡	818,698	818,680
Saluda Grade Alternative Mortgage Trust 2024-RTL4 A1,
7.5000%, 2/25/30 (144A)Ç	2,614,000	2,621,868
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1,
7.7620%, 4/25/30 (144A)Ç	1,265,000	1,265,881
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	1,693,553	1,664,190
Santander Bank Auto Credit-Linked Notes 2021-1A C, 3.2680%, 12/15/31 (144A)	233,058	230,435
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	932,252	927,089
Santander Bank Auto Credit-Linked Notes 2023-B A2, 5.6440%, 12/15/33 (144A)	2,205,251	2,208,003
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	3,002,121	2,938,232
Sierra Receivables Funding Co LLC 2021-1A A, 0.9900%, 11/20/37 (144A)	628,238	592,710
Signal Peak CLO LLC 2022-12A A1, 6.8910%, 7/10/28 (144A)‡	2,616,000	2,759,713
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3260%, 1/15/39 (144A)‡	2,805,000	2,785,135
SoFi Consumer Loan Program Trust 2022-1S A, 6.2100%, 4/15/31 (144A)	133,355	133,371
SoFi Professional Loan Program 2020-C Trust, 1.9500%, 2/15/46 (144A)	1,301,627	1,195,964
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6594%, 1/20/32 (144A)‡	2,136,000	2,137,124
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1706%, 11/15/38 (144A)‡	3,096,408	3,080,742
Stack Infrastructure Issuer LLC 2024-1A A2, 5.9000%, 3/25/49 (144A)	865,000	866,873
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	538,000	532,928
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38 (144A)‡	1,278,485	1,378,506
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29 (144A)	1,301,262	1,311,005
THL Credit Wind River CLO Ltd 2014-1A ARR,
CME Term SOFR 3 Month + 1.3116%, 6.6095%, 7/18/31 (144A)‡	4,144,866	4,147,837
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	264,013	265,924
Towd Point Mortgage Trust 2023-CES2 A1A, 7.2940%, 10/25/63 (144A)‡	780,123	791,641
Tricolor Auto Securitization Trust 2023-1A A, 6.4800%, 8/17/26 (144A)	799,204	799,748
Tricolor Auto Securitization Trust 2024-1A A, 6.6100%, 10/15/27 (144A)	969,995	971,962
TTAN 2021-MHC A, CME Term SOFR 1 Month + 0.9645%, 6.2905%, 3/15/38 (144A)‡	1,411,307	1,406,304
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33 (144A)‡	758,943	792,581
TYSN 2023-CRNR Mortgage Trust 2023-CRNR B, 6.5797%, 12/10/33 (144A)‡	1,530,716	1,516,439
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	1,342,467	1,324,754
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	1,330,270	1,076,152
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	13,108	13,074
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	828,833	821,477
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	363,853	363,081

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
US Bank National Association 2023-1 B, 6.7890%, 8/25/32 (144A)	$1,623,164	$1,632,804
USASF Receivables LLC 2021-1A C, 2.2000%, 5/15/26 (144A)	2,337,030	2,289,751
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	2,652,000	2,484,893
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3405%, 7/15/39 (144A)‡	1,260,000	1,155,903
Verus Securitization Trust 2020-1, 3.6420%, 1/25/60 (144A)Ç	2,113,649	2,025,911
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0912%, 1/18/37 (144A)‡	741,295	732,106
WB Commercial Mortgage Trust 2024-HQ A, 6.1344%, 3/15/40 (144A)‡	1,248,000	1,254,677
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	380,773	364,538
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26 (144A)	2,345,862	2,347,767
Westlake Automobile Receivable Trust 2023-4A A2, 6.2300%, 1/15/27 (144A)	2,675,000	2,683,175
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	1,153,489	1,056,806
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	1,050,124	1,055,482
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	1,565,195	1,576,602
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43 (144A)‡	2,743,962	2,790,656
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44 (144A)‡	1,099,764	1,098,237
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44 (144A)‡	3,511,000	3,509,383
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $344,439,814)		337,194,311
Corporate Bonds– 35.3%
Banking – 10.0%
American Express Co, SOFR + 1.3300%, 6.3380%, 10/30/26‡	2,284,000	2,314,138
American Express Co, SOFR + 1.0000%, 5.0980%, 2/16/28‡	1,878,000	1,875,102
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	2,851,000	2,949,233
Bank of America NA, 5.5260%, 8/18/26	6,452,000	6,517,451
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30 (144A)‡	2,447,000	2,447,174
BNP Paribas SA, USD SWAP SEMI 30/360 5YR + 5.1500%, 7.3750% (144A)‡,µ	5,148,000	5,160,211
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,462,000	1,474,481
Danske Bank A/S,
US Treasury Yield Curve Rate 1 Year + 2.1000%, 6.4660%, 1/9/26 (144A)‡	6,589,000	6,612,924
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,256,000	1,294,774
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	2,448,000	2,478,233
JPMorgan Chase & Co, SOFR + 1.3200%, 4.0800%, 4/26/26‡	6,763,000	6,659,381
JPMorgan Chase & Co, SOFR + 1.1900%, 5.0400%, 1/23/28‡	1,557,000	1,551,631
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	4,909,000	4,945,469
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,918,000	1,916,452
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	2,175,000	2,194,073
Morgan Stanley Bank NA, 4.7540%, 4/21/26	2,138,000	2,123,990
PNC Financial Services Group Inc/The, SOFR + 1.7300%, 6.6150%, 10/20/27‡	5,774,000	5,944,673
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	2,484,000	2,517,527
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	1,123,000	1,121,690
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.5200%, 5.4280%, 2/8/30 (144A)‡	2,009,000	2,011,978
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	2,970,000	2,983,119
Wells Fargo & Co, SOFR + 1.5100%, 3.5260%, 3/24/28‡	3,116,000	2,965,775
Wells Fargo & Co, SOFR + 1.5000%, 5.1980%, 1/23/30‡	3,382,000	3,374,871
		73,434,350
Basic Industry – 0.8%
Celanese US Holdings LLC, 6.3500%, 11/15/28	6,012,000	6,228,182
Brokerage – 0.9%
Charles Schwab Corp, 5.8750%, 8/24/26	6,336,000	6,441,603
Capital Goods – 3.2%
BAE Systems PLC, 5.1250%, 3/26/29 (144A)	1,787,000	1,793,183
L3Harris Technologies Inc, 5.4000%, 1/15/27	4,423,000	4,454,559
Nordson Corp, 5.6000%, 9/15/28	3,080,000	3,137,003
Regal Rexnord Corp, 6.0500%, 2/15/26 (144A)	1,890,000	1,899,762
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	1,518,000	1,538,893
RTX Corp, 5.7500%, 11/8/26	5,001,000	5,077,869
TransDigm Inc, 6.3750%, 3/1/29 (144A)	2,419,000	2,426,530
WESCO Distribution Inc, 6.3750%, 3/15/29 (144A)	3,457,000	3,492,541
		23,820,340
Communications – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.0500%, 3/30/29	5,673,000	5,470,034
T-Mobile USA Inc, 4.8500%, 1/15/29	1,317,000	1,307,245
		6,777,279
Consumer Cyclical – 1.9%
CBRE Services Inc, 5.5000%, 4/1/29	4,875,000	4,904,435
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	3,531,000	3,545,049
LKQ Corp, 5.7500%, 6/15/28	4,169,000	4,242,723
Lowe's Cos Inc, 3.3500%, 4/1/27	916,000	875,218
		13,567,425

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical – 4.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	$1,938,000	$1,958,568
GE HealthCare Technologies Inc, 5.6000%, 11/15/25	3,053,000	3,063,283
HCA Inc, 5.3750%, 2/1/25	1,308,000	1,304,202
HCA Inc, 5.8750%, 2/15/26	684,000	686,922
HCA Inc, 5.2000%, 6/1/28	1,262,000	1,265,571
Illumina Inc, 5.8000%, 12/12/25	2,951,000	2,955,928
IQVIA Inc, 6.2500%, 2/1/29	1,818,000	1,887,675
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 2.5000%, 1/15/27	4,222,000	3,891,760
Mattel Inc, 3.7500%, 4/1/29 (144A)	3,395,000	3,125,373
Smith & Nephew PLC, 5.1500%, 3/20/27	692,000	691,844
Solventum Corp, 5.4500%, 2/25/27 (144A)	1,387,000	1,391,790
Solventum Corp, 5.4000%, 3/1/29 (144A)	2,684,000	2,689,410
Sysco Corp, 5.7500%, 1/17/29	5,747,000	5,913,294
Universal Health Services Inc, 2.6500%, 10/15/30	4,735,000	4,015,028
		34,840,648
Electric – 2.1%
Georgia Power Co, 4.6500%, 5/16/28	2,005,000	1,984,974
Liberty Utilities Co, 5.5770%, 1/31/29 (144A)	3,046,000	3,062,434
National Grid PLC, 5.6020%, 6/12/28	1,558,000	1,587,051
NextEra Energy Operating Partners LP, 4.2500%, 7/15/24 (144A)	1,229,000	1,218,176
Southern California Edison Co, 5.8500%, 11/1/27	2,077,000	2,132,188
Xcel Energy Inc, 4.0000%, 6/15/28	5,589,000	5,327,058
		15,311,881
Energy – 1.5%
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26 (144A)	1,572,000	1,589,178
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	5,499,000	5,055,407
Occidental Petroleum Corp, 8.8750%, 7/15/30	840,000	975,811
Occidental Petroleum Corp, 6.6250%, 9/1/30	1,596,000	1,691,281
Targa Resources Partners LP / Targa Resources Partners Finance Corp,
6.5000%, 7/15/27	1,643,000	1,661,158
		10,972,835
Finance Companies – 3.7%
Air Lease Corp, 0.8000%, 8/18/24	3,072,000	3,013,472
Ares Capital Corp, 7.0000%, 1/15/27	3,793,000	3,902,008
Avolon Holdings Funding Ltd, 4.2500%, 4/15/26 (144A)	2,351,000	2,269,002
Avolon Holdings Funding Ltd, 2.1250%, 2/21/26 (144A)	3,354,000	3,124,606
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A)	1,829,000	1,906,917
Blackstone Private Credit Fund, 6.2500%, 1/25/31 (144A)	2,580,000	2,590,791
Castlelake Aviation Finance DAC, 5.0000%, 4/15/27 (144A)	2,999,000	2,888,486
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29 (144A)	428,000	434,771
Owl Rock Capital Corp, 3.1250%, 4/13/27	4,908,000	4,468,137
Sixth Street Lending Partners, 6.5000%, 3/11/29 (144A)	2,605,000	2,603,455
		27,201,645
Government Sponsored – 0.2%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	1,520,000	1,542,053
Insurance – 2.6%
Aon North America Inc, 5.1500%, 3/1/29	3,327,000	3,345,220
Centene Corp, 4.2500%, 12/15/27	13,752,000	13,112,248
Corebridge Financial Inc, 3.5000%, 4/4/25	2,625,000	2,569,702
		19,027,170
Professional Services – 0.7%
Jacobs Engineering Group Inc, 6.3500%, 8/18/28	5,024,000	5,192,711
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Trust I, 5.4900%, 3/15/28 (144A)	4,241,000	4,264,266
Technology – 1.4%
Constellation Software Inc/Canada, 5.1580%, 2/16/29 (144A)	2,041,000	2,038,831
Marvell Technology Inc, 5.7500%, 2/15/29#	4,791,000	4,903,627
MSCI Inc, 4.0000%, 11/15/29 (144A)	3,430,000	3,171,776
		10,114,234
Total Corporate Bonds (cost $259,121,141)		258,736,622
Mortgage-Backed Securities– 5.5%
Fannie Mae:
5.5000%, TBA, 30 Year Maturity	2,009,280	1,998,956
Fannie Mae Pool:
4.0000%, 10/1/47	376,806	354,856
4.0000%, 1/1/48	235,979	222,232
4.5000%, 6/1/48	349,277	337,507
4.0000%, 7/1/48	456,964	429,574
4.0000%, 8/1/48	155,473	146,155
4.0000%, 9/1/48	376,933	354,975
4.0000%, 11/1/48	536,358	504,210
4.0000%, 12/1/48	83,777	78,756

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 6/1/49	$66,794	$62,717
4.5000%, 6/1/49	29,281	28,275
4.5000%, 8/1/49	43,888	42,380
4.0000%, 11/1/49	1,100,639	1,034,668
4.5000%, 1/1/50	879,898	850,249
4.5000%, 1/1/50	57,801	55,818
4.0000%, 9/1/50	1,679,712	1,577,173
4.5000%, 12/1/50	763,432	737,241
4.0000%, 1/1/51	853,079	801,002
3.5000%, 2/1/51	564,645	511,330
4.0000%, 3/1/51	4,507,024	4,231,889
4.0000%, 3/1/51	86,764	81,467
4.0000%, 3/1/51	43,776	41,152
4.0000%, 8/1/51	700,803	658,798
4.0000%, 10/1/51	645,825	606,400
3.0000%, 3/1/52	958,257	835,221
3.0000%, 4/1/52	807,975	704,805
3.0000%, 4/1/52	701,161	611,080
3.5000%, 4/1/52	716,837	652,439
3.5000%, 4/1/52	377,368	343,669
3.5000%, 4/1/52	223,300	203,239
3.5000%, 4/1/52	131,034	119,352
3.5000%, 4/1/52	110,165	100,327
4.0000%, 4/1/52	509,950	477,135
4.5000%, 4/1/52	131,561	125,583
4.5000%, 4/1/52	111,334	106,275
4.5000%, 4/1/52	63,826	60,908
4.5000%, 4/1/52	57,969	55,319
4.5000%, 4/1/52	50,666	48,350
4.5000%, 4/1/52	32,627	31,136
4.5000%, 5/1/52	176,667	168,590
3.0000%, 6/1/52	1,589,142	1,375,463
3.5000%, 7/1/52	2,683,419	2,430,180
5.0000%, 10/1/52	561,074	551,129
5.0000%, 10/1/52	246,788	242,414
4.5000%, 7/1/53	599,994	580,356
5.0000%, 7/1/53	209,699	208,220
5.5000%, 7/1/53	4,627,827	4,601,620
4.5000%, 8/1/53	398,674	385,625
5.0000%, 9/1/53	236,675	234,614
5.5000%, 11/1/53	414,640	421,183
5.0000%, 12/1/53	109,866	109,001
5.5000%, 3/1/54	757,678	769,604
		30,301,661
Freddie Mac Pool:
4.0000%, 4/1/48	29,900	28,108
4.0000%, 11/1/48	48,087	45,205
4.5000%, 6/1/49	35,370	34,154
4.5000%, 7/1/49	287,958	278,056
4.5000%, 7/1/49	45,051	43,503
4.5000%, 8/1/49	265,047	255,933
4.5000%, 1/1/50	179,460	173,289
4.5000%, 1/1/50	49,345	47,652
4.0000%, 3/1/50	572,683	538,358
4.5000%, 9/1/50	1,649,354	1,593,777
4.0000%, 10/1/50	144,616	135,788
4.5000%, 3/1/52	27,409	26,163
3.5000%, 4/1/52	83,996	76,495
3.5000%, 4/1/52	82,386	75,096
3.5000%, 7/1/52	1,043,228	944,776
5.0000%, 10/1/52	1,696,473	1,666,403
5.0000%, 10/1/52	1,104,209	1,084,637
5.0000%, 10/1/52	34,003	33,400
5.0000%, 7/1/53	253,562	251,398
5.0000%, 9/1/53	75,497	74,710
5.5000%, 9/1/53	299,255	303,188
5.5000%, 4/1/54	202,868	206,097
		7,916,186
Total Mortgage-Backed Securities (cost $41,589,336)		40,216,803
United States Treasury Notes/Bonds– 12.4%
4.2500%, 12/31/24	15,688,000	15,579,685
1.5000%, 2/15/25	361,000	349,856
4.6250%, 2/28/25	1,583,000	1,576,569

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
4.6250%, 6/30/25	$60,346,000	$60,124,188
3.1250%, 8/15/25	4,110,000	4,016,401
4.2500%, 3/15/27	5,926,000	5,898,685
4.2500%, 2/28/29	3,821,800	3,826,876
Total United States Treasury Notes/Bonds (cost $91,733,030)		91,372,260
Investment Companies– 1.4%
Money Markets – 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº,£((cost $10,347,988)	10,345,919	10,347,988
Investments Purchased with Cash Collateral from Securities Lending– 0.3%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	1,632,638	1,632,638
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 4/1/24	$408,160	408,160
Total Investments Purchased with Cash Collateral from Securities Lending (cost $2,040,798)		2,040,798
Total Investments (total cost $749,272,107) – 100.9%		739,908,782
Liabilities, net of Cash, Receivables and Other Assets – (0.9)%		(6,569,194)
Net Assets – 100%		$733,339,588

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$707,716,921	95.7%
France	9,149,438	1.2
Denmark	6,612,924	0.9
Ireland	5,393,608	0.7
United Kingdom	4,506,849	0.6
Netherlands	2,478,233	0.3
Canada	2,038,831	0.3
Switzerland	2,011,978	0.3

Total	$739,908,782	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/24
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	$547,498	$349	$(663)	$10,347,988
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	4,094∆	-	-	1,632,638
Total Affiliated Investments - 1.6%	$551,592	$349	$(663)	$11,980,626

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Investment Companies - 1.4%
Money Markets - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 5.3830%ºº	27,396,668	260,727,323	(277,775,689)	10,347,988
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	-	16,133,497	(14,500,859)	1,632,638

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	2,309	7/3/24	$472,154,424	$(105,278)
Futures Short:
10 Year US Treasury Note	115	6/28/24	(12,741,641)	(76,367)
5 Year US Treasury Note	1,143	7/3/24	(122,318,859)	(276,852)
Ultra 10-Year Treasury Note	1	6/28/24	(114,609)	(857)
US Treasury Long Bond	176	6/28/24	(21,197,000)	(325,317)
Total - Futures Short				(679,393)
Total				$(784,671)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2024

Futures contracts:
Average notional amount of contracts - long	$487,541,499
Average notional amount of contracts - short	102,013,975

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2024 is $402,929,539, which represents 54.9% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$337,194,311	$-
Corporate Bonds	-	258,736,622	-
Mortgage-Backed Securities	-	40,216,803	-
United States Treasury Notes/Bonds	-	91,372,260	-
Investment Companies	-	10,347,988	-
Investments Purchased with Cash Collateral from Securities Lending	-	2,040,798	-
Total Assets	$-	$739,908,782	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$784,671	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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